Earnings Per Share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings per share

Note 11. Earnings per share

	June 30, 2024	June 30, 2023
	$	$
	Unaudited	Unaudited
Loss after income tax attributable to the owners of Mobilicom Limited	(1,653,875)	(1,451,217)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings/(losses) per share	1,555,961,075	1,329,652,095
Weighted average number of ordinary shares used in calculating diluted earnings/(losses) per share	1,555,961,075	1,329,652,095

	Cents	Cents
Basic earnings/(losses) per share	(0.11)	(0.11)
Diluted earnings/(losses) per share	(0.11)	(0.11)

The rights to options held by option holders have not been included in the weighted average number of ordinary shares for the purposes of calculating diluted EPS as they do not meet the requirements for inclusion under IASB 133 “Earnings per Share”. The rights to options are non-dilutive as the consolidated entity is loss generating.